Other Long-term Assets	12 Months Ended
Dec. 31, 2024
Other Long-term Assets
Other Long-term Assets
12.	Other Long-term Assets

The following is a summary of other long-term assets (in thousands):

	December 31,	December 31,
	2023	2024
	RMB	RMB
Copyrights, licenses, domain names, trademark and technology	1,884,603	1,412,931
Goodwill	1,855,394	1,855,293
Long-term receivable	1,500,100	1,193,662
Non-current deposits	179,399	143,005
Long-term interest receivables	38,174	49,850
Staff housing loans	34,690	17,053
Others	446,746	411,464
	5,939,106	5,083,258

Balances of copyrights and licenses represents prepaid minimum royalties for exploitation of related intellectual properties, which was amortized over the term of the respective licensing agreements or estimated amortization periods.

Goodwill

	December 31,	December 31,
	2023	2024
	RMB	RMB
Beginning balance	2,166,486	1,855,394
Additions	—	—
Disposal and others	(311,092)	(101)
Ending balance	1,855,394	1,855,293

For the years ended December 31, 2023 and 2024, the carrying value of goodwill was mainly recorded under the games and related value-added services segment.The Group performed impairment tests using the qualitative and quantitative method and concluded that the goodwill was not impaired as at December 31, 2023 and 2024, therefore, no provision was recorded.

The Group made housing loans to its employees (excluding executive officers) for house purchases via a third-party commercial bank in China. Each individual staff housing loan is collateralized either by the property for which the loan is extended or by approved personal guarantees for the loan amount granted. The repayment term is five years from the date of drawdown. The interest rate is fixed varying from 2.10% to 4.75% per annum both for the years ended December 31, 2023 and 2024. The outstanding portion of the staff housing loans repayable within 12 months as of December 31, 2023 and 2024 amounted to approximately RMB18.2 million and RMB12.1 million, respectively. The amounts are reported under “Prepayments and other current assets, net” in the consolidated balance sheets (see Note 6).